Manufacturing and Supply Agreements	12 Months Ended
Dec. 31, 2019
Manufacturing and Supply Agreements [Abstract]
Manufacturing and Supply Agreements	Manufacturing and Supply AgreementsThe Company utilizes one or two primary suppliers to manufacture each of its products and product candidates. Although there are a limited number of manufacturers of pharmaceutical products, the Company believes it could utilize other suppliers to manufacture its prescription products on comparable terms. A change in suppliers, problems with its third-party manufacturing operations or related production capacity, or contract disputes with suppliers could cause a delay in manufacturing or shipment of finished goods and possible loss of sales, which could adversely affect operating results.